INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of current and deferred portion of income tax (benefit)/expense

The components of loss before income taxes are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The Cayman Islands*	(27,733)	(173,957)	(453,788)
Hong Kong S.A.R*	(21)	(1,223)	19,023
Japan*	3,194	10,169	(3,159)
The PRC, excluding Hong Kong S.A.R.	(208,350)	(259,099)	(455,408)
Total	(232,910)	(424,110)	(893,332)

*Non PRC entities not subject to income tax

Schedule of current and deferred portion of income tax (benefit)/expense

Income tax expense recognized in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	715	1,201	5,998
Deferred income tax expense (benefit)	(166)	(74)	5,122
Total income tax expense	549	1,127	11,120

Schedule of reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group's income tax expense

Reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group's income tax expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Computed expected income tax benefit	(58,227)	(106,028)	(223,333)
Non-deductible expenses / taxable deemed income
Share-based compensation	6,788	33,566	66,705
Non-deductible entertainment	919	577	940
Uninvoiced expenditures	446	217	-
Taxable deemed interest income from inter-company interest-free loans	996	2,155	6,659
Non-deductible IPO fees	977	2,210	824
Employee commercial Insurance	82	110	372
Effect of withholding tax at 7% on the interest income of a PRC subsidiary	-	-	1,144
Selling Commission	-	581	2,072
Others	333	46	63
Non-PRC entities not subject to income tax	(531)	7,296	47,479
Effect of income tax rate differences in jurisdictions other than the PRC	123	-	(2,334)
Over provision in respect of prior years	-	104	4,883
NOL expired	-	200	8,635
Amortization of intangible assets formed by business combinations	(166)	(74)	(536)
Others	-	-	813
Changes in valuation allowance	48,809	60,167	96,734
Actual income tax expense	549	1,127	11,120

Schedule of deferred income tax assets

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net operating loss carry forwards	149,073	218,478	280,865
Uninvoiced expenditures	23,400	6,204	9,867
Accounts receivable and contract assets allowance	5,367	12,707	16,486
Other equity investments impairment	5,836	10,337	11,412
Goodwill impairment	1,417	1,417	38,690
Share of losses of equity method investments	174	174	149
Others	26	9	1
Less: Valuation allowance	(180,643)	(239,007)	(335,339)
Total deferred income tax assets, net	4,650	10,319	22,131
Intangible assets	(259)	(185)	(8,883)
Equity method investment on the gain from the disposal of a subsidiary	-	-	(2,766)
Change in fair value of other equity investments	(4,650)	(10,319)	(19,365)
Total gross deferred income tax liabilities	(4,909)	(10,504)	(31,014)
Net deferred income tax assets	(259)	(185)	(8,883)

Schedule of tax loss carry forwards for PRC income tax purpose	As of December 31, 2021, the Group had tax loss carry forwards for PRC and Hong Kong S.A.R. income tax purpose of RMB 1,123,462, which will expire if unused by the following year-end:

Year ending December 31,	RMB
2022	115,517
2023	103,035
2024	20,060
2025	34,927
2026	74,384
Then thereafter	775,539
Total	1,123,462

Schedule of changes in valuation allowance

Changes in valuation allowance are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	(131,834)	(180,643)	(239,007)
Additions	(48,809)	(60,167)	(96,734)
Decrease upon disposal of a subsidiary	-	1,803	402
Balance at the end of the year	(180,643)	(239,007)	(335,339)